Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investment Securities [Abstract]
Amortized cost and fair value of the securities available for sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$86,899	19	181	86,737
State and political subdivisions	1,270	20	-	1,290
Mortgage backed securities and collateralized mortgage obligations - residential	416,625	430	5,326	411,729
Small Business Administration- guaranteed participation securities	92,620	-	2,204	90,416
Mortgage backed securities and collateralized mortgage obligations - commercial	10,422	-	242	10,180
Other	650	-	-	650
Total debt securities	608,486	469	7,953	601,002
Equity securities	35	-	-	35
Total securities available for sale	$608,521	469	7,953	601,037

(dollars in thousands)	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$78,420	2	622	77,800
State and political subdivisions	2,232	39	-	2,271
Mortgage backed securities and collateralized mortgage obligations - residential	486,107	1,108	3,655	483,560
Corporate bonds	1,500	-	-	1,500
Small Business Administration- guaranteed participation securities	103,273	-	2,777	100,496
Mortgage backed securities and collateralized mortgage obligations - commercial	10,696	-	249	10,447
Other	650	-	-	650
Total debt securities	682,878	1,149	7,303	676,724
Equity securities	35	-	-	35
Total securities available for sale	$682,913	1,149	7,303	676,759

Investment [Line Items]
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses
The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2015, 2014 and 2013 are as follows:

(dollars in thousands)	Year ended December 31,
	2015	2014	2013

Proceeds from sales	$22,945	69,147	160,820
Proceeds from calls	232,010	251,927	256,384
Gross realized gains	251	720	1,702
Gross realized losses	-	3	80

Amortized cost and fair value of the held to maturity securities
The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2015
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$46,490	2,308	-	48,798
Corporate bonds	9,975	666	-	10,641
Total held to maturity	$56,465	2,974	-	59,439

(dollars in thousands)	December 31, 2014

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$60,986	3,334	-	64,320
Corporate bonds	9,960	1,062	-	11,022
Total held to maturity	$70,946	4,396	-	75,342

Securities held in available for sale and held to maturity greater than 10% of shareholders equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2015 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal Home Loan Mortgage Corporation	$161,834	160,976
Federal National Mortgage Association	335,008	331,414
Government National Mortgage Association	61,696	63,157
Small Business Administration	92,620	90,417

Securities Available for Sale [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2015, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$1,456	1,454
Due in one year through five years	86,482	86,322
Due after five years through ten years	872	892
Due after ten years	9	9
Mortgage backed securities and collateralized mortgage obligations - residential	416,625	411,729
Small Business Administration- guaranteed participation securities	92,620	90,416
Mortgage backed securities and collateralized mortgage obligations - commercial	10,422	10,180
	$608,486	601,002

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2015
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

U.S. government sponsored enterprises	$41,786	113	9,932	68	51,718	181
Mortgage backed securities and collateralized mortgage obligations - residential	187,605	2,147	167,549	3,179	355,153	5,326
Small Business Administration- guaranteed participation securities	7,529	111	82,888	2,093	90,417	2,204
Mortgage backed securities and collateralized mortgage obligations - commercial	5,553	130	4,627	112	10,180	242

Total	$242,473	2,501	264,996	5,452	507,468	7,953

(dollars in thousands)	December 31, 2014
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

U.S. government sponsored enterprises	$12,840	81	54,959	541	67,799	622
Mortgage backed securities and collateralized mortgage obligations - residential	65,549	492	325,476	3,163	391,025	3,655
Small Business Administration- guaranteed participation securities	-	-	100,496	2,777	100,496	2,777
Mortgage backed securities and collateralized mortgage obligations - commercial	-	-	10,447	249	10,447	249

Total	$78,389	573	491,378	6,730	569,767	7,303

Held to Maturity Securities [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2015, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year through five years	$9,975	10,641
Mortgage backed securities and collateralized mortgage obligations - residential	46,490	48,798
	$56,465	59,439